Provisions - Schedule of funding status of the defined benefit obligations, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other foreign subsidiaries
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	€ 6,903	€ 8,485	€ 7,578
Charge to the participants	157	114	107
Fair value of plan assets	6,502	7,787	7,321
Provisions - Provisions for pensions	244	584	150
Internal provisions for pensions	1,084	1,434	1,166
Net assets for pensions	(141)	(154)	(122)
Unrecognised net assets for pensions	(699)	€ (696)	€ (894)
Brazil
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	4,465
Charge to the participants	157
Fair value of plan assets	4,849
Provisions - Provisions for pensions	(541)
Internal provisions for pensions	211
Net assets for pensions	(53)
Unrecognised net assets for pensions	€ (699)